OTHER RECEIVABLES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash advances paid as consideration to acquire investments.	$ 4,657,728	$ 4,657,728
Advanced to employees	206,046	166,722
Advanced to suppliers	573,001	205,088
Miscellaneous	937,497	924,710
Temporary Payments		0	656,092
Due from Employees		0	130,191
Due from third parties		5,954,248	8,902,588
Other receivables	$ 6,374,272	$ 5,954,248	$ 9,688,871